Note 17 - Intangible assets - Other intangible assets (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	€ 2,059	€ 2,134
Computer Software Acquisiton Expenses [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	1,601	1,605
Intangible Assets With Indefinite Useful Life Member
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	12	11
Intangible Assets With definite Useful Life [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	€ 446	€ 518